Description of the Plan - Narrative (Details) - EBP 053 - USD ($)	1 Months Ended		12 Months Ended
	Jun. 26, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period			30 days
Automatic deferral rate			6.00%
Matching percentage			50.00%
Automatic deferral rate, annual increase			1.00%
Employer contributions			$ 6,113,196
Minimum borrowing amount			1,000
Maximum borrowing amount			$ 50,000
Maximum borrowing amount to vested portion of participants equity, percentage			50.00%
Redistribution period			5 years
Forfeited nonvested account, decrease from administrative expense			$ 184,635
Accrued expenses used to cover true-up contributions				$ 50,101
Forfeited nonvested account			$ 64,100	$ 68,746
EBP, Employer Contribution, Participant Compensation Matched, Percentage			8.00%
Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Employer contributions			$ 2,216,534
True-Up Contribution
EBP, Description of Plan [Line Items]
Employer contributions		$ 204,422
True-Up Contribution | Subsequent Event
EBP, Description of Plan [Line Items]
Employer contributions	$ 200,400
Minimum
EBP, Description of Plan [Line Items]
Deferral rate notification period			30 days
Election option for deferral rate			0
Maximum borrowing term			1 year
Participant loan, interest rate			4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Deferral rate notification period			90 days
Maximum borrowing term			5 years
Participant loan, interest rate			9.50%	9.50%
EBP, Employer Contribution, Participant Compensation Matched, Percentage			10.00%